DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

10. DISCONTINUED OPERATIONS

In December 2022, the Company ceased/discontinued its cryptocurrency mining business and entering into a series of contracts with certain third parties to sell its cryptocurrency mining and related equipment, terminating the leases for both the office facility and the storage rooms for most mining machines, and laying off relevant employees. As a result, the operations of Cryptocurrency mining business are reflected within “discontinued operations” periods presented.

The significant items included within discontinued operations are as follows:

	Years Ended December 31,
	2025	2024	2023
Revenue - Cryptocurrency mining	$-	$-	$-
Cost - Cryptocurrency mining	-	-	488,104
Administrative expenses	-	-	(94,284)
Impairment losses on cryptocurrencies	-	-	-
(Gain) on sales of cryptocurrencies	-	-	-
Impairment on property, equipment and software	-	-	-
Operating (loss) from discontinued operations	-	-	(393,820)
Subsidy income	-	-	-
Other (loss)	-	-	(71,984)
Interest income	-	-	13
Interest expense	-	-	-
(Loss) from discontinued operations before income taxes	-	-	(465,791)
Income tax expense	-	-	-
Net (loss) from discontinued operations	$-	$-	$(465,791)

As of December 31, 2025 and 2024, no assets and liabilities of discontinued operations were included within the Consolidated Balance Sheets. Schedule of cashflows is illustrated below:

	Years Ended December 31,
	2025	2024	2023
Net cash provided by operating activities	-	-	106,207
Net cash provided by investing activities	-	-	-

CRYPTOCURRENCIES

As of December 31, 2025, 2024, and 2023, no cryptocurrencies were held by the Company.